Note 12. Subsequent Events (Details) (USD $)	12 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Apr. 01, 2015	Mar. 12, 2015	Feb. 26, 2015	Feb. 19, 2015	Feb. 06, 2015	Jan. 27, 2015	Jan. 14, 2015	Jan. 12, 2015	Mar. 05, 2015	Dec. 18, 2014	Dec. 12, 2014	Dec. 11, 2014	Dec. 09, 2014	Nov. 26, 2014	Nov. 06, 2014	Nov. 04, 2014	Oct. 21, 2014	Oct. 10, 2014	Sep. 26, 2014	Jan. 30, 2014	Jan. 27, 2014	Jan. 14, 2014
Note 12. Subsequent Events (Details) [Line Items]
Debt Conversion, Original Debt, Amount	$ 63,350	$ 486,202
Subsequent Event [Member] | Convertible Debt [Member]
Note 12. Subsequent Events (Details) [Line Items]
Debt Conversion, Original Debt, Amount			2,000	1,900	800	1,050	350	320	300	300
Debt Conversion, Converted Instrument, Shares Issued			200,000	190,000	80,000	105,000	35,000	32,000	30,000	30,000
Debt Instrument, Convertible, Conversion Price			$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Subsequent Event [Member]
Note 12. Subsequent Events (Details) [Line Items]
Area of Real Estate Property											1,300
Payments to Acquire Property, Plant, and Equipment											2,500,000
Significant Acquisitions and Disposals, Terms											$250,000 will be paid in cash installments of (i) $25,000 on the Closing Date; (ii) $25,000 payable 10 days after the Closing Date; and (iii) four monthly installments of $50,000 beginning 30 days after the second payment. The remaining $2,250,000 will be payable in common stock of the Company. The Company issued 3,000,000 shares of its common stock immediately in satisfaction of this requirement. These 3,000,000 shares will be registered for resale by the selling shareholder.
Stock Issued During Period, Shares, Acquisitions											3,000,000
Convertible Debt [Member]
Note 12. Subsequent Events (Details) [Line Items]
Debt Conversion, Original Debt, Amount	$ 63,350											$ 250	$ 250	$ 260	$ 250	$ 460	$ 440	$ 420	$ 340	$ 340	$ 170	$ 20,000	$ 20,000	$ 20,000
Debt Conversion, Converted Instrument, Shares Issued	278,000											25,000	25,000	26,000	25,000	46,000	22,000	21,000	17,000	17,000	17,000	6,667	6,667	6,666